As filed with the U.S. Securities and Exchange Commission on January 3, 1997
                                            Securities Act File No. 33-91706
                                    Investment Company Act File No. 811-9040
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              U.S. SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       --------------------

                             FORM N-1A
      Registration Statement Under The Securities Act Of 1933   |X|
                  Pre-Effective Amendment No. __                |_|
                  Post-Effective Amendment No. 4                |X|
                              and/or
  Registration Statement Under The Investment Company Act Of 1940|X|
                          Amendment No. 5                       |X|
                 (Check appropriate box or boxes)
                       --------------------

               Pilgrim America Masters Series, Inc.
        (Exact Name of Registrant as Specified in Charter)

                      Two Renaissance Square
                      40 North Central Avenue
                            Suite 1200
                      Phoenix, Arizona 85004
             (Address of Principal Executive Offices)
Registrant's Telephone number, including Area Code: (800) 334-3444
                       --------------------

                      James M. Hennessy, Esq.
                 Pilgrim America Investments, Inc.
                      Two Renaissance Square
                      40 North Central Avenue
                            Suite 1200
                      Phoenix, Arizona 85004
              (Name and Address of Agent for Service)
                       --------------------

                          With copies to:

                      Jeffrey S. Puretz, Esq.
                      Dechert Price & Rhoads
                        1500 K Street, N.W.
                      Washington, D.C.  20005

       It is proposed that this filing will become effective
                      (check appropriate box)

|_|   Immediately upon filing pursuant     |X|  on January 15, 1997 pursuant to
      to paragraph (b)                          paragraph (b)

|_|   60 days after filing pursuant to     |_|  on (date) pursuant to
      paragraph (a)(1)                          paragraph (a)(1)

|_|   75 days after filing pursuant to     |_|  on (date)pursuant to
      paragraph (a)(2)                          paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the fiscal year ended June 30, 1996 on August 29, 1996.
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





               PILGRIM AMERICA MASTERS SERIES, INC.
                       CROSS REFERENCE SHEET


     This Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A for Pilgrim America Masters Series, Inc. (the "Fund") incorporates by reference the Prospectus, Statement of Additional Information, and Part C for the Fund, which were contained in the Fund's Post-Effective Amendment No. 3, which was filed with the Securities and Exchange Commission on November 6, 1996 (File Nos. 33-91706 and 811-9040).

                            SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the District of Columbia on the 3rd day of January, 1997.

                      PILGRIM AMERICA MASTERS SERIES, INC.




                               By:
                                    Robert W. Stallings*
                                    President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature                         Title                    Date



                            Director and President        January 3, 1997
Robert W. Stallings*        (Principal Executive Officer)



                            Director                      January 3, 1997
Mary A. Baldwin *



                            Director                      January 3, 1997
Al Burton *



                            Director                      January 3, 1997
Bruce S. Foerster *



                            Director                      January 3, 1997
Jock Patton *



                            Treasurer and                 January 3, 1997
Michael J. Roland*          Principal Accounting Officer


*     By:   /s/ Jeffrey S. Puretz
           Jeffrey S. Puretz
           Attorney-in-Fact**

**    Powers  of  Attorney are  contained in  Post-Effective  Amendment No. 1 to the Registration Statement of the Registrant, as filed with the Securities and Exchange Commission on March 4, 1996.



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